Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforwards, federal	$ 6.1
Net operating loss carryforwards, state	62.5
Net operating loss carryforwards, state net of federal benefit	40.6
Net operating loss carryforwards, foreign	22.4
Net operating loss carryforwards available, federal	17.6
Total tax credits and other carryforwards	15.3
Foreign tax credit carryforwards	7.6
Total valuation allowance	68.8	45.7
Valuation allowance relating to unrealized losses on investments	5.0
Valuation allowance related to state and foreign net operating losses	63.8
Accumulated cash at non-U.S. subsidiaries with no specific plans for permanent reinvestment	52.9	136.7
Deferred tax liabilities related to undistributed foreign earnings	4.4	36.6
Amount of unrecognized tax benefits that would impact the effective tax rate	78.4	61.5
Interest accrued during the year related to unrecognized tax benefits	3.8	(1.7)
Total liability for interest on unrecognized tax benefits	$ 14.4	$ 10.6